Japan Operations	12 Months Ended
Dec. 31, 2010
Japan Operations

18. Japan Operations

Immediate impact of the disaster

On March 11, 2011, Japan suffered a significant natural disaster. The Company’s Japan subsidiary sustained damage to inventories at one of its leased facilities and recorded estimated losses and other charges totaling $1,300 in the first quarter, of which $461 was reversed in the second quarter, as actual losses were ascertained to be less than the estimated amounts. Most of the loss was recorded in cost of sales in the consolidated statements of operations. The Company’s Japan operations are based in Yokohama, which is approximately 150 miles from the damaged nuclear plant. Although the Company anticipates that a portion of these losses are covered by its insurance policies, it has not recorded any insurance recoveries as of September 30, 2011.

For the nine months ended September 30, 2011, the Company’s Japan business had net sales of $232,068, and operating profit of $12,287.

Longer term potential business disruption impact

The disaster is currently causing an adverse effect on the Company’s sales and operating profits in Japan for the current fiscal year. The Company currently is not able to provide a reliable estimate of the potential loss this year or in future years and whether these losses will be offset by business interruption insurance policies carried by the Company.

Goodwill impairment assessment

During the Company’s 2010 impairment review, performed as of October 1, 2010, the Japan reporting unit had a fair value that exceeded its carrying value by 20%. The assumptions and estimates underlying fair value were determined with the assistance of a third party valuation firm and are subject to uncertainty. Failure of the Japanese business to realize financial forecasts or further weakening of the Japanese business environment, as a result of the disaster or other factors, could potentially impact the future recoverability of the $152,696 of goodwill held in our Japan reporting unit at September 30, 2011. The Company reviewed the events in Japan and based on qualitative and quantitative analyses performed as of September 30, 2011, including consideration of the Company’s implied valuation under the terms of the Merger Agreement (Note 21), concluded that there was no indicator of impairment that would require a Step 1 test under ASC 350, Intangibles – Goodwill and Other to be performed. The Company believes that the disaster may have an adverse effect on its sales and operating profits in Japan for the current year. However, future effects are still not determinable, and it currently believes that the long term assumptions remain appropriate.